Commitments And Contingencies (Future Minimum Annual Rentals Under Noncancellable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 20,719
2013	18,535
2014	15,988
2015	10,844
2016	6,807
Thereafter	32,926
Future minimum annual rentals total	105,819
Less: sublease income	(986)
Future minimum annual rentals net of sublease income	$ 104,833